Business Acquisitions	9 Months Ended
Sep. 30, 2021
Business Acquisitions
Business Acquisitions

Note 7: Business Acquisitions

The Company makes acquisitions to expand its geographical footprint and member base. The following acquisitions have been accounted for as business combinations.

The amounts presented for the 2021 acquired Intangible Assets are based on their estimated fair value at the date of acquisition. These estimates, and their corresponding amortization expense will be finalized by December 31, 2021.

Michael F. Hamant, M.D., P.C.

On October 30, 2020, the Company purchased a medical practice, Michael F. Hamant, M.D., P.C. The purchase price totaled $140,000 paid in cash, $20,000 of which was for transaction fees.

The total purchase price has been allocated to PP&E and Goodwill. The following table provides an allocation of the total purchase price:

Goodwill	$130,000
PP&E	10,000
Total Purchase Price	$140,000

Robert E. Mutterperl, D.O., S.C.

On April 5, 2021, the Company purchased a medical practice, Robert E. Mutterperl, D.O., S.C. The purchase price totaled $85,000 paid in cash, $3,000 of which was for transaction fees. $82,000 of the total purchase price has been allocated to Goodwill.

Neisa I. Diaz, M.D., LLC

On July 1, 2021, the Company purchased a medical practice, Neisa I. Diaz, M.D. LLC. The total purchase price was $3,802,037, which was paid in cash. The total purchase price has been allocated to Acquired Intangibles (representing the present value of existing payor contracts, with an estimated economic life of 10 years), other assets and goodwill. The following table provides a preliminary allocation of the total purchase price:

Aquired Intangibles	$1,840,000
Goodwill	1,960,000
Other Assets	2,037
Total Purchase Price	$3,802,037

Medical Associates of Tampa Bay, LLC

On September 3, 2021, the Company purchased a medical practice, Medical Associates of Tampa Bay, LLC. The total purchase price was $1,154,000, which was paid in cash. The total purchase price has been allocated to acquired intangible assets (representing the present value of payor contracts, with an estimated economic life of 10 years), PP&E, and Goodwill. The following table provides a preliminary allocation of the total purchase price:

Aquired Intangibles	$240,000
Goodwill	892,550
PP&E	21,450
Total Purchase Price	$1,154,000

A summary of Goodwill and Other Intangibles is as follows:

	September 30, 2021	December 31, 2020
Goodwill	$3,805,628	$871,128
Intangible Assets - Amortizable	2,080,000	—
Total	$5,885,628	$871,128